Non-current receivables (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of non-current receivables

(in thousands of USD)	Note	June 30, 2025	December 31, 2024

Shareholders loans to joint ventures	25	18,480	16,188
Derivatives		8,895	1,279
Cash guarantees and deposits		51,283	48,548
Other non-current receivables		10,553	9,061
Total non-current receivables		89,211	75,076